Customers and Other Financing and Non-Financing Accounts Receivable - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Receivables [Line Items]
Credit loss experience period	2 years
(Impairment) reversal of accounts receivables recognized in the income statement	$ 2,349,095	$ 102,896	$ 447,441
Financing Receivable, Individually Evaluated for Impairment	$ 210,672	$ 197,215	$ 37,139
Pemex fertilizers [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable		0.02%
Pemex industrial transformation [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	5.09%	2.42%
Pemex corporate [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	2.99%	4.79%
Pemex logistics [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	0.58%	1.44%
PMI CIM [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	0.01%	0.17%
PMI TRD [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	0.80%	0.63%